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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Technology Crossover Management V, L.L.C.
Address:   c/o Technology Crossover Ventures
           528 Ramona Street
           Palo Alto, CA 94301

Form 13F File Number:
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell
---------------------------------   Palo Alto, California   January 18, 2007
[Signature]                         [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:            3

Form 13F Information Table Value Total:     $172,540
                                          (thousands)
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
           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Capella Education
Company                         Common   139594105     47,498  1,958,681    SH               Sole             1,958,681    0     0
EXLService
Holdings, Inc.                  Common   302081104     19,822    942,108    SH               Sole               942,108    0     0
Pension Worldwide, Inc          Common   709600100    105,220  3,838,763    SH               Sole             3,838,763    0     0
                                                     --------
   TOTAL                                             $172,540
                                                     ========
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